STATEMENTS OF FINANCIAL CONDITION - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS:
Cash	$ 48,971,063	$ 78,898,781
Investment in Affiliated Funds (Cost: $77,057,266 and $95,890,791 at December 31, 2016 and 2015, respectively)	68,779,867	84,461,211
Receivable from Affiliated Funds	100,000	400,000
Investment in Affiliated Funds paid in advance		320,000
TOTAL ASSETS	117,850,930	164,079,992
LIABILITIES:
Management fee payable	606,974	877,496
Redemptions payable	1,846,095	1,435,905
Subscriptions received in advance		390,000
Administrative fee payable	46,954	248,871
Professional fees payable	194,639	143,138
Other liabilities	217,974	202,850
Total liabilities	2,912,636	3,298,260
MEMBERS' CAPITAL:
Members' Capital (113,650,916 Units and 147,812,907 Units outstanding at December 31, 2016 and 2015, respectively; unlimited Units authorized)	114,938,294	160,781,732
Total Members' Capital	114,938,294	160,781,732
TOTAL LIABILITIES AND MEMBERS' CAPITAL	$ 117,850,930	$ 164,079,992